Accounts receivable, net	12 Months Ended
Apr. 30, 2026
Credit Loss [Abstract]
Accounts receivable, net

3	Accounts receivable, net

	As of April 30,
	2025	2026	2026
	S$	S$	US$
Accounts receivable	38,384	1,751	1,375
Less: allowance for credit losses	-	-	-
Total accounts receivable	38,384	1,751	1,375

Movement of allowance for credit losses are as follows:

	As of April 30,
	2025	2026	2026
	S$	S$	US$
Allowance for credit losses, beginning balance	23,607	-	-
Addition	19,217	-	-
Write off	(42,824)	-	-
Allowance for credit losses, ending balance	-	-	-